Schedule of movement in allowance for doubtful security deposits (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Other Financial Assets Current
Balance at the beginning of the year		₨ 78,133	₨ 5,414
Provisions accrued during the year	[1]	1,741	72,719
Amount written off during the year		(1,578)
Provision moved from allowance for doubtful trade and other receivables (refer note 26)		429
Balance at the end of the year		₨ 78,725	₨ 78,133

[1]	includes amount of INR